Shareholders' Equity (Details)																	3 Months Ended	12 Months Ended
	Jan. 03, 2024 $ / shares shares	Sep. 06, 2023 shares	Jun. 08, 2023 shares	May 22, 2023 shares	May 10, 2023 shares	May 09, 2023 $ / shares shares	May 02, 2023 $ / shares shares	Apr. 27, 2023 $ / shares shares	Dec. 21, 2022 $ / shares	Nov. 07, 2022 $ / shares shares	Oct. 04, 2022 $ / shares shares	Aug. 05, 2022 shares	May 06, 2022 shares	Apr. 27, 2022 shares	Feb. 07, 2022 $ / shares shares	Aug. 11, 2017	Mar. 31, 2024 shares	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Aug. 04, 2022 $ / shares	May 07, 2022 $ / shares	Dec. 31, 2021 shares
Class of Stock [Line Items]
Preferred stock, shares authorized																	350,000	350,000	300,000
Preferred Stock, Shares Issued																	0	0	0
Fair value per share | $ / shares								$ 23.36		$ 156.00	$ 115.20				$ 148.80					$ 218.40	$ 124.80
Number of shares issued								3		321	105	229	401	3	337
Shares issues (in shares)																		56,609	11,946			8,719
Weighted average price per share (in Dollars per share) | $ / shares																		$ 10.45	$ 141.61
Maximum
Class of Stock [Line Items]
Preferred stock, shares authorized																		350,000
B Riley Sales Agreement [Member]
Class of Stock [Line Items]
Threshold percentage of compensation from gross proceeds																3.00%
Shares issues (in shares)																		539
Weighted average price per share (in Dollars per share) | $ / shares																		$ 148.64
Pre-funded warrants
Class of Stock [Line Items]
Warrants Issued						264,813
Public Offering
Class of Stock [Line Items]
Shares issued price per share | $ / shares						$ 20.80
Series D Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued																		50,000
Series D preferred stock dividend ratio for each common stock transferred									0.001
Temporary equity per share | $ / shares									$ 0.001
Series D preferred stock share transferred ratio for each common stock transferred																		0.001
Number of votes per Series D preferred stock | Vote																		1,000,000
Liquidation, cash payment per share | $ / shares																		$ 0.001
Threshold number of shares redeemed																		100
Redemption price per share | $ / shares																		$ 0.10
Convertible Debt
Class of Stock [Line Items]
Number of shares issued	9,139
Shares issued price per share | $ / shares	$ 10.88
Convertible Debt | Pontifax
Class of Stock [Line Items]
Fair value per share | $ / shares	$ 10.88
Common Stock
Class of Stock [Line Items]
Number of shares issued on exercise of warrants																	9,139	264,714
Shares issues (in shares)																		53,202
Weighted average price per share (in Dollars per share) | $ / shares																		$ 58.08
Common Stock | Exclusive option agreement
Class of Stock [Line Items]
Number of shares issued							1,978
Period considered for average closing price								10 days
Shares issued price per share | $ / shares							$ 25.28
Common Stock | Pre-funded warrants
Class of Stock [Line Items]
Number of shares issued on exercise of warrants		33,525	25,001	21,125	58,625	126,438
Common Stock | Public Offering
Class of Stock [Line Items]
Number of shares issued						143,844
Shares issued price per share | $ / shares						$ 20.80
Common Stock | Convertible Debt
Class of Stock [Line Items]
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice																	90.00%
Common Stock | Convertible Debt | Pontifax
Class of Stock [Line Items]
Number of shares issued on exercise of warrants	9,139
Fair value per share | $ / shares	$ 10.88